UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Thomas D. O'Malley, Jr.

Address:   c/o PilotRock Investment Partners GP, LLC
           1700 East Putnam Avenue
           Old Greenwich, CT 06870


Form 13F File Number: 28-10619


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas D. O'Malley, Jr.
Title:  Managing Member of PilotRock Investment Partners GP, LLC
Phone:  (203) 698-8812

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas D. O'Malley, Jr.        Old Greenwich, CT                  5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-10617         PilotRock Investment Partners GP, LLC
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               3

Form 13F Information Table Value Total:  $          268
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
--------------------------- -------------- --------- -------- ----------------- ---------- -------- -----------------
                                                      VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED NONE
--------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ----- ------ ----
GREAT BASIN GOLD LTD        COM            390124105       66    25000 SH       SOLE                25000      0    0
TRANSATLANTIC PETROLEUM LTD COM            G89982105      140    45000 SH       SOLE                45000      0    0
YAMANA GOLD INC             COM            98462Y100       62     5000 SH       SOLE                 5000      0    0


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